The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2021
The Company and basis of presentation
Summary of specific inputs used to calculate the loss on net monetary position

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon
Date of IAS 29 initial application	July 1, 2018	December 31, 2020
Consumer price index	Índice de precios al consumidor	Central Administration of Statistics
Index at September 30, 2021	528.5	614.0
Calendar year increase	37%	116%
Loss on net monetary position in € THOUS	20,168	2,639